Share-Based Compensation	6 Months Ended
Jun. 30, 2018
Share-Based Compensation
Share-Based Compensation

17. Share-Based Compensation

        The terms of the 2013 Omnibus Incentive Compensation Plan (the "Plan") and the assumptions for the valuation of Restricted Stock Units ("RSUs") and Stock Appreciation Rights or Stock Options (collectively the "SARs") have been disclosed in Note 21 "Share-Based Compensation" in the annual audited consolidated financial statements for the year ended December 31, 2017.

        On April 2, 2018, GasLog granted to executives, managers and certain employees of the Group 149,786 RSUs and 416,458 SARs in accordance with the Plan. The RSUs will vest on April 2, 2021 while the SARs will vest incrementally with one-third of the SARs vesting on each of April 2, 2019, 2020 and 2021. The compensation cost for the SARs is recognized on an accelerated basis as though each separately vesting portion of the SARs is a separate award.

Awards	Number	Grant date	Expiry date	Exercise price	Fair value at grant date
RSUs	149,786	April 2, 2018	n/a	n/a	$16.30
SARs	416,458	April 2, 2018	April 2, 2028	$16.30	$5.3001

        In accordance with the terms of the Plan, there are only service condition requirements. The awards will be settled in cash or in shares at the sole discretion of the compensation committee of the board of directors. These awards have been treated as equity settled because the Group has no present obligation to settle in cash. The amount to be settled for each SAR exercised is computed in each case, as the excess, if any, of the fair market value (the closing price of shares) on the exercise date over the exercise price of the SAR.

        The fair value of the SARs has been calculated based on the Modified Black-Scholes-Merton method. Expected volatility was based on historical share price volatility for the period since GasLog's initial public offering. The significant assumptions used to estimate the fair value of the SARs are set out below:

Inputs into the model

Grant date share closing price	$16.30
Exercise price	$16.30
Expected volatility	44.5%
Expected term	6 years
Risk-free interest rate for the period similar to the expected term	2.61%

Fair value

        The fair value of the RSUs was determined by using the grant date closing price of $16.30 per common unit and was not further adjusted since the holders are entitled to dividends.

Movement in RSUs and SARs during the period

        The summary of RSUs and SARs is presented below:

	Number of awards	Weighted average exercise price per share	Weighted average share price at the date of exercise	Weighted average contractual life	Aggregate fair value
RSUs
Outstanding as of January 1, 2018	425,702	—	—	1.39	5,636
Granted during the period	149,786	—	—	—	2,441
Forfeited during the period	(1,179)	—	—	—	(14)
Vested during the period	(86,136)	—	—	—	(1,655)

Outstanding as of June 30, 2018	488,173	—	—	1.63	6,408

SARs
Outstanding as of January 1, 2018	2,031,279	14.59	—	7.68	7,874
Granted during the period	416,458	—	—	—	2,207
Exercised during the period	(12,878)	—	18.06	—	(47)
Forfeited during the period	(3,333)	—	—	—	(12)
Expired during the period	(12,198)	—	—		(72)

Outstanding as of June 30, 2018	2,419,328	14.86	—	7.63	9,950

        As of June 30, 2018, 1,406,290 SARs have vested but have not been exercised.

        The terms of the GasLog Partners' 2015 Long-Term Incentive Plan (the "GasLog Partners' Plan") and the assumptions for the valuation of Restricted Common Units ("RCUs") and Performance Common Units ("PCUs") have been disclosed in Note 21 "Share-Based Compensation" in the annual audited consolidated financial statements for the year ended December 31, 2017.

        On April 2, 2018, GasLog Partners granted to its executives 24,608 RCUs and 24,608 PCUs in accordance with the GasLog Partners' Plan. The RCUs and PCUs will vest on April 2, 2021. The holders are entitled to cash distributions that will be accrued and settled on vesting.

Awards	Number	Grant date	Expiry date	Fair value at grant date
RCUs	24,608	April 2, 2018	n/a	$ 23.40
PCUs	24,608	April 2, 2018	n/a	$ 23.40

        In accordance with the terms of the GasLog Partners' Plan, the awards will be settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the GasLog Partners' Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

        The fair value of the RCUs and PCUs in accordance with the GasLog Partners' Plan was determined by using the grant date closing price of $23.40 per common unit and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs during the period

        The summary of RCUs and PCUs is presented below:

	Number of awards	Weighted average contractual life	Aggregate fair value
RCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the period	24,608	—	576
Vested during the period	(16,999)	—	(410)

Outstanding as of June 30, 2018	75,084	1.75	1,595

PCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the period	24,608	—	576
Vested during the period	(16,999)	—	(410)

Outstanding as of June 30, 2018	75,084	1.75	1,595

        On April 3, 2018, 16,999 RCUs and 16,999 PCUs vested under the GasLog Partners' Plan.

        The total expense recognized in respect of share-based compensation for the three and six months ended June 30, 2018 was $1,329 and $2,515 (for the three and six months ended June 30, 2017: $1,223 and $2,235). The total accrued cash distribution as of June 30, 2018 is $764 (December 31, 2017: $814).